Note 26 Retained earnings and other reserves (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of Retained earnings and other reserves [Line Items]
Retained earnings	€ 51,441	€ 46,346
Other reserves	(600)	203
Total retained earnings revaluation reserves and other reserves	€ 50,840	€ 46,550